Income Taxes (Narrative) (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income Taxes [Line Items]
Combined normal effective statutory tax rate	38.00%	38.00%	40.60%
Undistributed earning of foreign subsidiaries	¥ 37,498,000,000	¥ 28,644,000,000
Operating loss carryforwards	302,033,000,000
Tax credit carryforwards	6,442,000,000
Total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate	3,570,000,000	9,632,000,000	9,170,000,000
Reasonably possible decrease in unrecognized tax benefits	3,000,000,000
"Amendment to the 2011 Tax Reform" and "Special Measures to Secure the Financial Resources to Implement the Restoration from The Great East Japan Earthquake", enacted on Nov. 30, 2011 [Member]
Income Taxes [Line Items]
Percentage of annual taxable income up to which net operating loss carryforward can be utilized			80.00%
Increase in the net operating loss carryforward period in years			2 years
Net operating loss carryforward period in years			9 years
Reduction in the effective statutory rate of corporate income tax			5.00%
Effective statutory rate of corporate income tax for years beginning on or after April 1, 2015			35.60%
Effective statutory rate of corporate income tax for the three year period between April 1, 2012 and March 31, 2015	38.00%	38.00%
Duration for which effective statutory tax rate of 38% is applied, in years			3 years
Decrease in the effective period by the new law in year	1 year
Change in income tax expense resulting from change in tax laws			77,997,000,000
"2014 Tax Reform", enacted on Mar. 20, 2014 [Member]
Income Taxes [Line Items]
Change in income tax expense resulting from change in tax laws	16,687,000,000
Effective statutory rate of corporate income tax for years beginning on or after April 1, 2014	35.60%
Release Of Valuation Allowance Due To The Application Of The Consolidated Corporate Tax System Beginning With The Fiscal Year Ending March 31, 2015 [Member]
Income Taxes [Line Items]
Release of valuation allowance	91,070,000,000
Release Of Valuation Allowance Due To The Profitability Improvement Of A Certain Subsidiary [Member]
Income Taxes [Line Items]
Release of valuation allowance	¥ 45,922,000,000